Vanguard Total International Bond II Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Institutional Prospectus [Member] | Vanguard Total International Bond II Index Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	3.00%	3.67%	8.80%	(12.97%)